RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Hanwu Yang	Shareholder of the Company
Changbin Xia	Shareholder of the Company
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15,2020
Yanping Guo	Legal representative of Vande
Mishan City Shenmi Dazhong Management Consulting Partnership (“ShenMi DaZhong”)	Shareholder of the Company
Haiyan Qin, Hui Wang and other 11 individuals	Shareholders of ShenMi DaZhong
Shan’xi Nongbei New Agriculture Technology Co.,Ltd and other 8 companies	Associated with shareholders of ShenMi DaZhong

SCHEDULE OF DUE TO RELATED PARTIES

(2)	Due to related parties

	December 31, 2021	December 31, 2020

Eternal Horizon International Company Limited(1)	$4,999,550	$4,999,550
Changbin Xia(2)	1,415,492	2,023,420
Peijiang Chen(2)	27,448	-
Yanping Guo	239	420
Hanwu Yang(2)	-	3,974
Total	$6,442,729	$7,027,364

(1)	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO.

(2)	The Company borrowed loans as working capital from two shareholders Hanwu Yang and Changbin Xia as well as the legal representative of Vande, and Peijiang Chen as well as the director of Wunong Shenzhen. The balance due to related parties is interest-free and due on demand.